Condensed Balance Sheets (USD $)	Jun. 30, 2014	Mar. 31, 2014
Current Assets
Cash	$ 6,417	$ 83
Prepaid expenses	511	511
Total Current Assets	6,928	594
TOTAL ASSETS	6,928	594
Current Liabilities
Accounts payable	900
Related party advances	42,100	21,100
Total Current Liabilities	43,000	21,100
TOTAL LIABILITIES	43,000	21,100
STOCKHOLDERS' DEFICIT
Preferred Stock, Authorized 10,000,000 preferred shares, $0.0001 par, none issued and outstanding as of March 31, 2014 and June 30, 2014
Common Stock; Authorized 100,000,000 common shares, $0.0001 par, 21,000,000 issued and outstanding as of March 31, 2014 and June 30, 2014	2,100	2,100
Additional Paid in Capital
Deficit accumulated during the development stage	(38,172)	(22,606)
TOTAL STOCKHOLDERS' DEFICIT	(36,072)	(20,506)
TOTAL LIABILITIES & STOCKHOLDERS' DEFICIT	$ 6,928	$ 594